united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

Leader Short Duration Bond Fund

Investor Class – LCCMX

Institutional Class – LCCIX

Class A – LCAMX

Class C – LCMCX

Leader Total Return Fund

Investor Class – LCTRX

Institutional Class – LCTIX

Class A – LCATX

Class C – LCCTX

Leader Floating Rate Fund

Investor Class – LFVFX

Institutional Class – LFIFX

Semi-Annual Report

November 30, 2018

1-800-711-9164

www.leadercapital.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.leadercapital.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Leader Short Duration Bond Fund
Investment Highlights (Unaudited)
November 30, 2018

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade debt securities and non-investment grade (also known as “junk bonds”) debt securities, both domestic and foreign, including emerging markets. The Fund’s investment advisor, Leader Capital Corporation (the “Advisor”), utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund’s sector breakdown as of November 30, 2018 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2018, compared to its benchmark:

		Returns greater than 1 year are annualized
					Date of Inception
	6 Months	1 Year	5 Year	10 Year	July 14, 2005	October 31, 2008	March 21, 2012	August 8, 2012
Leader Short-Term Bond Fund - Investor Class	1.66%	3.04%	0.28%	2.90%	2.39%	N/A	N/A	N/A
Leader Short-Term Bond Fund - Institutional Class	1.84%	3.52%	0.83%	3.78%	N/A	3.78%	N/A	N/A
Leader Short-Term Bond Fund - Class A	1.65%	2.93%	0.16%	N/A	N/A	N/A	1.48%	N/A
Leader Short-Term Bond Fund - Class A with Load **	0.07%	1.34%	(0.55)%	N/A	N/A	N/A	0.93%	N/A
Leader Short-Term Bond Fund - Class C	1.38%	1.90%	(0.17)%	N/A	N/A	N/A	N/A	0.99%
Merrill Lynch 1-3 Year U.S. Corporate /Government
Bond Index ***	0.77%	0.90%	0.87%	1.60%	2.35%	1.71%	0.94%	0.90%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.66%, 1.16%, 1.65% and 2.16% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 28, 2018. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Merrill Lynch 1-3 Year U.S. Corporate /Government Bond Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2018

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund’s Investment Advisor, Leader Capital Corporation (the “Advisor”) allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups. The Fund’s sector breakdown as of November 30, 2018 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2018, compared to its benchmark:

		Returns greater than 1 year are annualized
				Date of Inception
	6 Months	1 Year	5 Year	July 30, 2010	March 21, 2012	August 8, 2012
Leader Total Return Fund - Investor Class	2.94%	6.66%	1.39%	3.60%	N/A	N/A
Leader Total Return Fund - Institutional Class	3.31%	7.15%	2.09%	4.21%	N/A	N/A
Leader Total Return Fund - Class A	3.09%	6.56%	1.39%	N/A	3.36%	N/A
Leader Total Return Fund - Class A with Load **	1.51%	5.01%	0.66%	N/A	2.80%	N/A
Leader Total Return Fund - Class C	2.80%	6.07%	0.93%	N/A	N/A	3.02%
Barclays US Intermediate Aggregate Index ***	0.37%	(0.38)%	1.67%	2.11%	1.65%	1.39%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 2.31%, 1.81%, 2.31% and 2.81% for Investor Class, Institutional Class, Class A and Class C shares, respectively, per the Fund’s prospectus dated September 28, 2018. Class C shares are subject to a maximum deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	Class A with load total return is calculated using the maximum sales charge 3.50%. Effective May 21, 2015 the maximum sales charge was revised from 3.50% to 1.50%.

***	Barclays US Intermediate Aggregate Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Floating Rate Bond
Investment Highlights (Unaudited)
November 30, 2018

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing primarily in floating rate debt securities. The Fund’s investment advisor, Leader Capital Corporation, invests in floating rate debt securities with an interest rate that resets quarterly based on the London Interbank Offered Rate (“LIBOR”). The Fund allocates assets across floating rate debt security types without restriction. The Fund’s sector breakdown as of November 30, 2018 is listed below which may differ from the Portfolio of Investments which is listed by industry subgroup.

The Fund’s performance figures* for each of the periods ended November 30, 2018, compared to its benchmark:

	Returns greater than 1 year are annualized
			Date of Inception
	6 Months	1 Year	December 30, 2016
Leader Floating Rate Bond - Investor Class	1.11%	2.16%	2.26%
Leader Floating Rate Bond - Institutional Class	1.31%	2.46%	2.66%
S&P/LSTA Leveraged Loan Total Return Index**	(4.37)%	(2.55)%	0.25%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. The Fund’s total annual operating expense ratios, excluding any fee waivers or expense reimbursements, are 1.85% and 1.43% for Investor Class and Institutional Class, respectively, per the Fund’s prospectus dated September 28, 2018. For performance information current to the most recent month-end, please call 1-800-711-9164.

**	The S&P/LSTA Leveraged Loan Total Return Index is a market value weighted index designed to measure the performance of the U.S. leveraged loan market based upon market weightings, spreads and interest payments. Investors may not invest directly in an index. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value ($)

	BONDS & NOTES - 46.0%
	BANKS - 1.3%
1,500,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.47%	5.9904	Perpetual	1,507,500

	HAND/MACHINE TOOLS - 0.5%
599,000	Stanley Black & Decker Inc. (a)	3 Month LIBOR + 4.304%	5.7500	12/15/2053	596,754

	OTHER ABS - 44.2%
500,000	ALM XIX Ltd. (a,b)	3 Month LIBOR + 7.35%	9.7863	7/15/2028	502,014
2,000,000	ARES L CLO Ltd. (a,b)	3 Month LIBOR + 1.70%	4.3458	1/15/2032	2,000,000
3,000,000	ARES XLIV CLO Ltd. (a,b)	3 Month LIBOR + 1.35%	3.7863	10/15/2029	2,984,201
2,000,000	Ares XXVII CLO Ltd. (a,b)	3 Month LIBOR + 6.50%	9.0092	7/28/2029	2,011,163
500,000	BlueMountain CLO 2016-3 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.3161	11/15/2030	497,052
2,451,308	BlueMountain CLO 2018-1 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.2204	7/30/2030	2,439,051
5,000,000	BlueMountain CLO XXII Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7600	7/15/2031	4,984,621
1,000,000	BlueMountain CLO XXIII Ltd. (a,b)	3 Month LIBOR + 1.70%	4.1646	10/20/2031	997,485
2,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd. (a,b)	3 Month LIBOR + 1.35%	3.7863	7/15/2030	1,986,660
2,000,000	CIFC Funding 2018-IV Ltd. (a,b)	3 Month LIBOR + 1.70%	4.1269	10/17/2031	1,988,368
1,000,000	Dryden 45 Senior Loan Fund (a,b)	3 Month LIBOR + 1.40%	3.8363	10/15/2030	1,001,444
1,750,000	Dryden 58 Clo Ltd. (a,b)	3 Month LIBOR + 1.25%	3.5712	7/17/2031	1,738,732
2,000,000	Highbridge Loan Management 8-2016 Ltd. (a,b)	3 Month LIBOR + 1.40%	3.7475	7/20/2030	1,985,500
750,000	KKR CLO 10 Ltd. (a,b)	3 Month LIBOR + 6.50%	8.8341	9/15/2029	740,872
1,300,000	KKR CLO 18 Ltd. (a,b)	3 Month LIBOR + 2.35%	4.7946	7/18/2030	1,298,375
2,850,000	LCM XVIII LP (a,b)	3 Month LIBOR + 1.22%	3.6890	4/20/2031	2,849,365
250,000	Madison Park Funding XII Ltd. (a,b)	3 Month LIBOR + 1.65%	4.1190	7/20/2026	250,306
1,500,000	Madison Park Funding XVIII Ltd. (a,b)	3 Month LIBOR + 1.35%	3.8190	10/21/2030	1,501,464
1,000,000	Madison Park Funding XX Ltd. (a,b)	3 Month LIBOR + 1.30%	3.8093	7/27/2030	995,640
1,000,000	Madison Park Funding XXV Ltd. (a,b)	3 Month LIBOR + 6.10%	8.5899	4/25/2029	1,004,997
1,000,000	Madison Park Funding XXVIII Ltd. (a,b)	3 Month LIBOR + 1.28%	3.8961	7/15/2030	990,592
1,000,000	Myers Park CLO Ltd. (a,b)	3 Month LIBOR + 1.40%	3.8194	10/20/2030	995,423
1,000,000	Octagon Investment Partners 32 Ltd. (a,b)	3 Month LIBOR + 1.35%	3.7863	7/15/2029	994,853
1,000,000	Octagon Investment Partners XIV Ltd. (a,b)	3 Month LIBOR + 7.15%	9.5863	7/15/2029	1,013,831
2,000,000	Palmer Square CLO 2015-2 Ltd. (a,b)	3 Month LIBOR + 1.35%	3.8190	7/20/2030	2,005,459
1,000,000	Palmer Square CLO 2018-2 Ltd. (a,b)	3 Month LIBOR + 1.35%	3.6118	7/16/2031	1,000,532
1,000,000	RR 1 LLC (a,b)	3 Month LIBOR + 1.70%	4.1363	7/15/2029	999,605
2,500,000	RR 1 LLC (a,b)	3 Month LIBOR + 6.50%	8.9363	7/15/2029	2,504,257
2,000,000	RR 2 Ltd.(a,b)	3 Month LIBOR + 1.60%	4.0363	7/15/2029	2,002,147
2,500,000	Symphony CLO XVIII Ltd. (a,b)	3 Month LIBOR + 6.35%	8.8272	1/23/2028	2,516,434
2,000,000	Webster Park CLO Ltd.(a,b)	3 Month LIBOR + 1.35%	3.8190	7/20/2030	1,991,106
					50,771,549

	TOTAL BONDS & NOTES (Cost - $53,073,017)				52,875,803

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 53.2%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 51.5%
166,638,910	Fannie Mae-Aces 2010-M3 X (f,g)		0.2364	3/25/2020	969,891
23,971	Fannie Mae-Aces 2010-M4 A3 (f)		3.8190	6/25/2020	24,132
75,008,606	Fannie Mae-Aces 2010-M4 X (f,g)		0.8823	6/25/2020	679,953
224,647,928	Fannie Mae-Aces 2010-M6 X (f,g)		0.2692	9/25/2022	1,360,173
273,692,675	Fannie Mae-Aces 2011-M1 X (f,g)		0.1650	6/25/2021	1,646,432
293,520,215	Fannie Mae-Aces 2011-M2 X (f,g)		0.1505	4/25/2021	1,903,295
137,813,321	Fannie Mae-Aces 2011-M3 X (f,g)		0.1400	7/25/2021	850,567
278,174,396	Fannie Mae-Aces 2011-M4 X (f,g)		0.1388	6/25/2021	1,780,316
413,538,716	Fannie Mae-Aces 2011-M8 X (f,g)		0.1315	8/25/2021	2,100,001
187,167,096	Fannie Mae-Aces 2011-M9 X (f,g)		0.1325	1/25/2021	628,764
389,205,607	Fannie Mae-Aces 2012-M1 X (f,g)		0.1231	10/25/2021	1,550,741
32,822,306	Fannie Mae-Aces 2012-M4 X1 (f,g)		0.6803	4/25/2022	449,830
145,540,643	Fannie Mae-Aces 2013-M3 X2 (f,g)		0.2019	11/25/2022	528,722
279,588,575	Fannie Mae-Aces 2018-M5 XI (f,g)		0.3162	9/25/2021	1,266,886
7,463,664	Freddie Mac Multifamily Structured Pass Through Certificates K057 X1 (f,g)		1.3258	7/25/2026	550,557
20,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K721 X3 (f,g)		1.3385	9/25/2022	903,500
30,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K722 X3 (f,g)		1.4970	7/25/2044	1,693,650
5,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K728 X3 (f,g)		2.0165	11/25/2045	497,475
48,585,000	Freddie Mac Multifamily Structured Pass Through Certificates KS07 X (f,g)		0.7777	9/25/2025	2,034,983
4,872,800	Government National Mortgage Association 2011-121 (f,g)		3.7896	3/16/2043	508,306
20,320,824	Government National Mortgage Association 2012-125 (f,g)		0.3844	2/16/2053	545,309
37,474,971	Government National Mortgage Association 2012-132 (f,g)		0.7700	6/16/2054	1,360,904

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2018

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Value ($)
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Continued) - 51.5%
37,443,396	Government National Mortgage Association 2012-139 (f,g)	0.8133	2/16/2053	2,045,345
24,356,366	Government National Mortgage Association 2013-63 (f,g)	0.7904	9/16/2051	1,407,920
15,054,499	Government National Mortgage Association 2013-146 (f,g)	0.7964	11/16/2048	571,600
22,317,911	Government National Mortgage Association 2013-176 (f,g)	1.0359	3/16/2046	1,197,244
56,858,262	Government National Mortgage Association 2013-178 (f,g)	0.6693	6/16/2055	2,095,511
3,664,021	Government National Mortgage Association 2015-21 (f,g)	0.9911	7/16/2056	211,139
7,881,723	Government National Mortgage Association 2015-32 (f,g)	0.8409	9/16/2049	460,490
20,873,702	Government National Mortgage Association 2015-68 (f,g)	0.7653	7/16/2057	1,128,537
16,007,415	Government National Mortgage Association 2015-120 (f,g)	0.8611	3/16/2057	964,847
27,746,129	Government National Mortgage Association 2015-136 (f,g)	0.6567	8/16/2055	1,380,786
6,805,506	Government National Mortgage Association 2015-146 (f,g)	0.8462	7/16/2055	395,094
15,311,539	Government National Mortgage Association 2015-188 (f,g)	0.7093	7/16/2057	715,585
13,833,364	Government National Mortgage Association 2016-64 (f,g)	0.9637	12/16/2057	970,065
12,908,673	Government National Mortgage Association 2016-67 (f,g)	1.1676	7/16/2057	1,057,036
4,548,695	Government National Mortgage Association 2016-86 (f,g)	1.0459	3/16/2058	380,112
9,507,478	Government National Mortgage Association 2016-94 (f,g)	1.1718	12/16/2057	822,349
19,097,935	Government National Mortgage Association 2016-127 (f,g)	0.9484	5/16/2058	1,464,907
16,133,472	Government National Mortgage Association 2016-143 (f,g)	0.9605	10/16/2056	1,223,482
7,066,549	Government National Mortgage Association 2016-175 (f,g)	0.9207	9/16/2058	526,352
19,438,604	Government National Mortgage Association 2017-21 (f,g)	0.7948	10/16/2058	1,471,599
21,955,223	Government National Mortgage Association 2017-69 (f,g)	0.7984	7/16/2059	1,484,941
46,137,976	Government National Mortgage Association 2017-86 (f,g)	0.7732	5/16/2059	3,068,406
7,584,566	Government National Mortgage Association 2017-94 (g)	0.6586	2/16/2059	455,264
29,469,938	Government National Mortgage Association 2017-100 (f,g)	0.8079	5/16/2059	1,950,763
12,806,759	Government National Mortgage Association 2017-119 (f,g)	0.7847	10/16/2059	854,019
14,727,216	Government National Mortgage Association 2017-145 (f,g)	0.6658	4/16/2057	926,121
22,138,290	Government National Mortgage Association 2017-148 (f,g)	0.6576	7/16/2059	1,316,011
9,870,488	Government National Mortgage Association 2017-154 (f,g)	0.7407	12/16/2058	686,640
14,544,981	Government National Mortgage Association 2017-169 (f,g)	0.7333	1/16/2060	966,005
14,770,190	Government National Mortgage Association 2017-171 (f,g)	0.6966	9/16/2059	974,611
19,927,854	Government National Mortgage Association 2018-99 (f,g)	0.5172	6/16/2060	1,180,226
11,968,312	Government National Mortgage Association 2018-109 (f,g)	0.7669	7/16/2060	988,882
11,063	Government National Mortgage Association 2018-129 (f,g)	0.6110	7/16/2060	731
				59,177,007
	U.S. TREASURY OBLIGATIONS - 1.7%
2,000,000	United States Treasury Note	1.2500	12/31/2018	1,998,509

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $62,348,062)			61,175,516

		Dividend
Shares		Rate (%)
	PREFERRED STOCKS - 1.0%
	AUCTION RATE PREFERRED STOCKS - 1.0%
27	Eaton Vance Senior Floating-Rate Trust (c,d,e)	3.3680	Perpetual	641,250
18	Eaton Vance Senior Floating-Rate Trust (c,d,e)	3.4430	Perpetual	427,500
	TOTAL PREFERRED STOCK - (Cost $1,125,000)			1,068,750

	OPEN END MUTUAL FUND - 0.0%
4,935	Leader Floating Rate Fund - Institutional Class ^ (Cost - $49,543)			49,444

	SHORT - TERM INVESTMENTS - 4.8%
	MONEY MARKET FUND - 4.8%
5,522,935	Federated Treasury Obligations Fund - Institutional Class 2.11% (a) (Cost - $5,522,935)			5,522,935

	TOTAL INVESTMENTS - 105.0% (Cost - $122,118,557)			$120,692,448
	LIABILITIES LESS OTHER ASSETS - (5.0)%			(5,772,933)
	NET ASSETS - 100.0%			$114,919,515

ABS - Asset Backed Security

CLO - Collateralized Loan Obligation

Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.

^	Affiliated investment.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2018.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At November 30, 2018, these securities amounted to $50,771,549 or 44.2% of net assets.

(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.

(d)	The Advisor or Trustees have determined these securities to be illiquid. On November 30, 2018, these securities amounted to $1,068,750 or 1.0% of net assets.

(e)	Rate shown represents the dividend rate as of November 30, 2018.

(f)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	Interest only security.

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 10.3%
	BANKS - 2.0%
500,000	JPMorgan Chase & Co. (a)	3 Month LIBOR + 3.47%	5.9904	Perpetual	502,500

	INSURANCE - 0.6%
145,000	MetLife, Inc. (a)	3 Month LIBOR + 3.575%	5.2500	12/29/2049	144,782

	OTHER ABS - 7.7%
250,000	KKR CLO 10 Ltd. (a,b)	3 Month LIBOR + 6.50%	8.8341	9/15/2029	246,957
300,000	Madison Park Funding XXV Ltd. (a,b)	3 Month LIBOR + 6.10%	8.5899	4/25/2029	301,499
400,000	Octagon Investment Partners XIV Ltd. (a,b)	3 Month LIBOR + 7.15%	9.5863	7/15/2029	405,533
500,000	RR 1 LLC (a,b)	3 Month LIBOR + 6.50%	8.9363	7/15/2029	500,851
500,000	Symphony CLO XVIII Ltd. (a,b)	3 Month LIBOR + 6.35%	8.8272	1/23/2028	503,287
					1,958,127

	TOTAL BONDS & NOTES (Cost - $2,626,165)				2,605,409

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 75.5%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 71.5%
32,450,140	Fannie Mae-Aces 2010 - M3 X (c,d)		0.2364	3/25/2020	188,870
15,685,772	Fannie Mae-Aces 2010 - M4 X (c,d)		0.8823	6/25/2020	142,192
71,344,666	Fannie Mae-Aces 2010 - M6 X (c,d)		0.2692	9/25/2020	431,970
52,498,765	Fannie Mae-Aces 2011 - M1 X (c,d)		0.1650	6/25/2021	315,813
65,824,978	Fannie Mae-Aces 2011 - M2 X (c,d)		0.1505	4/25/2021	426,834
36,741,341	Fannie Mae-Aces 2011 - M3 X (c,d)		0.1400	7/25/2021	226,763
69,295,473	Fannie Mae-Aces 2011 - M4 X (c,d)		0.1388	6/25/2021	443,491
66,802,876	Fannie Mae-Aces 2011 - M8 X (c,d)		0.1315	8/25/2021	339,233
60,316,932	Fannie Mae-Aces 2011 - M9 X (c,d)		0.1325	1/25/2021	202,627
69,095,485	Fannie Mae-Aces 2012 - M1 X (c,d)		0.1231	10/25/2021	275,302
22,384,813	Fannie Mae-Aces 2012 - M4 X1 (c,d)		0.6803	4/25/2022	306,784
102,600,602	Fannie Mae-Aces 2018 - M5 X1 (c,d)		0.3162	9/25/2021	464,909
62,659,377	Fannie Mae-Aces 2018 - M5 XP (d)		0.2000	9/25/2021	455,260
4,875,219	Freddie Mac Multifamily Structured Pass Through Certificates K033 X1 (c,d)		0.4186	7/25/2023	65,109
19,530,248	Freddie Mac Multifamily Structured Pass Through Certificates K047 X1 (c,d)		0.2637	5/25/2025	185,830
6,294,883	Freddie Mac Multifamily Structured Pass Through Certificates K051 X1 (c,d)		0.6833	9/25/2025	199,516
2,487,888	Freddie Mac Multifamily Structured Pass Through Certificates K057 X1 (c,d)		1.3258	7/25/2026	183,519
10,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K721 X3 (c,d)		1.3385	9/25/2022	451,750
5,000,000	Freddie Mac Multifamily Structured Pass Through Certificates K728 X3 (c,d)		2.0165	11/25/2045	497,475
13,969,702	Freddie Mac Multifamily Structured Pass Through Certificates KS03 X (c,d)		0.4217	8/25/2025	178,323
15,000,000	Freddie Mac Multifamily Structured Pass Through Certificates KS07 X (c,d)		0.7777	9/25/2025	628,275
11,547,563	Government National Mortgage Association 2012-125 (c,d)		0.3844	2/16/2053	309,879
13,173,099	Government National Mortgage Association 2012-132 (c,d)		0.7700	6/16/2054	478,381
5,696,632	Government National Mortgage Association 2013-1 (c,d)		0.6164	2/16/2054	208,126
15,054,499	Government National Mortgage Association 2013-146 (c,d)		0.7964	11/16/2048	571,601
4,463,579	Government National Mortgage Association 2013-176 (c,d)		1.0359	3/16/2046	239,449
3,940,861	Government National Mortgage Association 2015-32 (c,d)		0.8409	9/16/2049	230,245
4,174,740	Government National Mortgage Association 2015-68 (c,d)		0.7653	7/16/2057	225,707
8,003,497	Government National Mortgage Association 2015-120 (c,d)		0.8611	3/16/2057	482,411
3,458,903	Government National Mortgage Association 2015-130 (c,d)		0.8487	7/16/2057	188,700
10,671,588	Government National Mortgage Association 2015-136 (c,d)		0.6567	8/16/2055	531,072
3,243,958	Government National Mortgage Association 2015-146 (c,d)		0.8462	7/16/2055	188,328
7,655,770	Government National Mortgage Association 2015-188 (c,d)		0.7093	7/16/2057	357,792
6,856,161	Government National Mortgage Association 2016-64 (c,d)		0.9637	12/16/2057	480,788
6,215,287	Government National Mortgage Association 2016-67 (d)		1.1676	7/16/2057	508,943
3,675,346	Government National Mortgage Association 2016-86 (c,d)		1.0459	3/16/2058	307,130
4,753,739	Government National Mortgage Association 2016-94 (c,d)		1.1718	12/16/2057	411,175
5,901,262	Government National Mortgage Association 2016-127 (c,d)		0.9484	5/16/2058	452,656
5,377,824	Government National Mortgage Association 2016-143 (d)		0.9605	10/16/2056	407,827
7,066,549	Government National Mortgage Association 2016-175 (c,d)		0.9207	9/16/2058	526,352
4,859,651	Government National Mortgage Association 2017-21 (c,d)		0.7948	10/16/2058	367,900
7,318,408	Government National Mortgage Association 2017-69 (c,d)		0.7984	7/16/2059	494,981
6,871,613	Government National Mortgage Association 2017-86 (c,d)		0.7732	5/16/2059	456,997
3,919,672	Government National Mortgage Association 2017-94 (c,d)		0.6586	2/16/2059	235,278
6,876,319	Government National Mortgage Association 2017-100 (c,d)		0.8079	5/16/2059	455,178
5,375,884	Government National Mortgage Association 2017-119 (c,d)		0.7847	10/16/2059	358,491
4,909,072	Government National Mortgage Association 2017-145 (d)		0.6658	4/16/2057	308,707
7,379,430	Government National Mortgage Association 2017-148 (c,d)		0.6576	7/16/2059	438,670
4,935,244	Government National Mortgage Association 2017-154 (c,d)		0.7407	12/16/2058	343,320
4,848,327	Government National Mortgage Association 2017-169 (c,d)		0.7333	1/16/2060	322,002
4,923,397	Government National Mortgage Association 2017-171 (c,d)		0.6966	9/16/2059	324,870
2,992,078	Government National Mortgage Association 2018-109 (c,d)		0.7669	7/16/2060	247,221
5,531	Government National Mortgage Association 2018-129 (c,d)		0.6110	7/16/2060	366
					18,070,388

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2018

Principal			Coupon
Amount ($)		Variable Rate	Rate (%)	Maturity	Value ($)
	U.S. TREASURY OBLIGATIONS - 4.0%
1,000,000	United States Treasury Note		3.1250	11/15/2028	1,009,648

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,251,361)				19,080,036

Shares
	SHORT-TERM INVESTMENTS - 13.2%
	MONEY MARKET FUND - 13.2%
3,343,231	Federated Treasury Obligations Fund Institutional Shares 2.11% (a) (Cost - $3,343,231)				3,343,231

	TOTAL INVESTMENTS - 99.0% (Cost - $25,220,757)				$25,028,676
	OTHER ASSETS LESS LIABILITIES - 1.0%				251,039
	NET ASSETS - 100.0%				$25,279,715

ABS - Asset Backed Securities

CLO - Collateralized Loan Obligation

Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates

(a)	Variable rate security; the rate shown represents the rate at November 30, 2018.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. On November 30, 2018, these securities amounted to $1,958,127 or 7.7% of net assets.

(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Interest only security.

See accompanying notes to financial statements.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Principal			Coupon Rate
Amount ($)		Variable Rate	(%)	Maturity	Value ($)
	BONDS & NOTES - 61.9%
	ASSET BACKED - 61.9%
2,000,000	Anchorage Capital CLO 9 Ltd. (a,b)	3 Month LIBOR + 2.80%	5.2363	1/15/2029	2,004,750
2,000,000	ARES L CLO Ltd. (a,b)	3 Month LIBOR + 1.17%	4.3458	1/15/2032	2,000,000
2,000,000	Atrium IX (a,b)	3 Month LIBOR + 1.24%	3.9468	5/28/2030	2,002,331
5,000,000	Atrium XIII (a,b)	3 Month LIBOR + 1.18%	3.6572	11/21/2030	5,008,900
250,000	Babson CLO Ltd. 2015-II (a,b)	3 Month LIBOR + 1.59%	4.0590	10/20/2030	246,547
3,350,000	BlueMountain CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.40%	3.8690	1/20/2029	3,352,997
975,000	BlueMountain Fuji US Clo I Ltd. (a,b)	3 Month LIBOR + 2.35%	4.8190	7/20/2029	978,384
2,500,000	BlueMountain CLO XXIII Ltd. (a,b)	3 Month LIBOR + 1.15%	3.6146	10/20/2031	2,495,950
3,000,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.18%	3.6490	10/22/2030	2,998,579
2,750,000	BlueMountain CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.60%	4.0690	10/22/2030	2,734,875
2,000,000	Carlyle Global Market Strategies CLO 2015-4 Ltd. (a,b)	3 Month LIBOR + 1.53%	3.9990	10/20/2027	2,002,347
2,000,000	Carlyle US Clo 2017-2 Ltd. (a,b)	3 Month LIBOR + 1.22%	3.6890	7/20/2031	2,001,817
2,000,000	Carlyle Global Market Strategies CLO 2012-3 Ltd. (a,b)	3 Month LIBOR + 1.18%	3.6201	1/14/2032	2,000,000
2,000,000	Carlyle Global Market Strategies CLO 2012-3 Ltd. (a,b)	3 Month LIBOR + 1.45%	3.8863	10/14/2028	2,000,669
3,000,000	Carlyle Global Market Strategies CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.68%	4.2941	8/14/2030	2,984,648
1,000,000	Carlyle Global Market Strategies CLO 2015-5 Ltd. (a,b)	3 Month LIBOR + 1.55%	4.0190	1/20/2028	1,001,294
2,000,000	CARLYLE US CLO 2017-1 Ltd. (a,b)	3 Month LIBOR + 1.65%	4.1190	4/20/2031	1,988,219
2,000,000	CIFC Funding 2015-IV Ltd. (a,b)	3 Month LIBOR + 2.20%	4.6690	10/20/2027	2,002,084
2,035,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.25%	3.6864	7/16/2030	2,033,092
2,000,000	CIFC Funding 2013-I Ltd. (a,b)	3 Month LIBOR + 1.75%	4.1864	7/16/2030	1,989,000
4,000,000	CIFC Funding (a,b)	3 Month LIBOR + 1.21%	3.6546	10/18/2030	3,996,250
2,000,000	CIFC Funding 2017-IV Ltd. (a,b)	3 Month LIBOR + 1.25%	3.7374	10/24/2030	2,012,907
1,000,000	Dryden 36 Senior Loan Fund (a,b)	3 Month LIBOR + 2.80%	5.2363	1/15/2028	1,002,500
1,085,000	Dryden 49 Senior Loan Fund (a,b)	3 Month LIBOR + 1.21%	3.6588	7/18/2030	1,086,172
2,000,000	Gilbert Park CLO Ltd. (a,b)	3 Month LIBOR + 1.19%	3.6263	10/15/2030	2,000,356
2,000,000	Goldentree Loan Opportunities XI Ltd. (a,b)	3 Month LIBOR + 1.07%	3.5146	1/18/2031	1,987,766
2,000,000	KKR CLO 20 Ltd. (a,b)	3 Month LIBOR + 1.13%	3.5664	10/16/2030	1,994,551
2,000,000	LCM 26 Ltd. (a,b)	3 Month LIBOR + 1.07%	3.5390	1/20/2031	1,999,318
1,000,000	Madison Park Funding X Ltd. (a,b)	3 Month LIBOR + 1.90%	4.3690	1/20/2029	1,001,723
4,000,000	Madison Park Funding XXVI Ltd. (a,b)	3 Month LIBOR + 1.20%	3.7093	7/29/2030	4,006,105
5,500,000	Madison Park Funding XVIII Ltd. (a,b)	3 Month LIBOR + 1.19%	3.6590	10/21/2030	5,501,397
2,000,000	Neuberger Berman CLO XVII Ltd. (a,b)	3 Month LIBOR + 2.65%	5.1190	4/22/2029	2,015,764
2,200,000	Neuberger Berman CLO XV (a,b)	3 Month LIBOR + 1.18%	3.6163	10/15/2029	2,203,289
625,000	Octagon Investment Partners 32 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.1363	7/15/2029	626,526
3,000,000	Octagon Investment Partners 30 Ltd. (a,b)	3 Month LIBOR + 1.70%	4.1690	3/17/2030	3,003,808
2,265,000	Octagon Investment Partners XIV Ltd. (a,b)	3 Month LIBOR + 2.60%	5.0363	7/15/2029	2,274,029
2,000,000	Palmer Square CLO 2015-1 Ltd. (a,b)	3 Month LIBOR + 1.85%	4.4958	5/21/2029	2,005,006
3,000,000	Palmer Square CLO 2015-2 Ltd. (a,b)	3 Month LIBOR + 1.80%	4.2690	7/20/2030	3,004,574
2,780,000	Race Point VIII CLO Ltd. (a,b)	3 Month LIBOR + 1.34%	3.9845	2/20/2030	2,784,661
3,000,000	RR 1 LLC (a,b)	3 Month LIBOR + 1.70%	4.1363	7/15/2029	2,998,814
3,000,000	RR 3 Ltd. (a,b)	3 Month LIBOR + 1.09%	3.5263	1/15/2030	2,990,373
3,000,000	Sound Point CLO XVIII Ltd. (a,b)	3 Month LIBOR + 1.12%	3.5890	1/20/2031	2,985,962
2,000,000	Symphony CLO XVI Ltd. (a,b)	3 Month LIBOR + 1.15%	3.4999	10/15/2031	1,995,991
1,520,000	Voya CLO 2017-3 Ltd. (a,b)	3 Month LIBOR + 1.23%	3.6990	7/20/2030	1,522,216
1,000,000	Voya CLO 2013-1 Ltd. (a,b)	3 Month LIBOR + 1.21%	3.6463	10/15/2030	997,476
	TOTAL ASSET BACKED SECURITIES (Cost - $102,093,836)				101,824,017

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.9%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 2.6%
319,529,800	Fannie Mae-Aces 2018 - M5 XP (a,c)		0.2000	9/25/2021	2,321,584
2,003,319	Government National Mortgage Association 2018-139 (a)	1 Month LIBOR + 0.35%	2.6509	10/20/2048	2,000,189
					4,321,773
	U.S. TREASURY OBLIGATIONS - 21.3%
5,000,000	United States Treasury Note		1.8750	12/31/2019	4,953,027
5,000,000	United States Treasury Note		2.7500	11/30/2020	4,994,141
10,000,000	United States Treasury Note		1.5000	12/31/2018	9,994,424
5,000,000	United States Treasury Note		1.5000	1/31/2019	4,993,437
5,000,000	United States Treasury Note		1.5000	2/28/2019	4,989,255
5,000,000	United States Treasury Note		1.6250	3/31/2019	4,985,350
					34,909,634

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $39,228,486)				39,231,407

See accompanying notes to financial statements.

Leader Floating Rate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2018

Shares		Value ($)
	SHORT-TERM INVESTMENT - 12.0%
	MONEY MARKET FUND - 12.0%
19,736,431	Federated Treasury Obligations Fund - Insitutional Class 2.11% (Cost - $19,736,431) (a)	19,736,431

	TOTAL INVESTMENTS - 97.8% (Cost - $161,058,753)	$160,791,855
	OTHER ASSETS LESS LIABILITIES - 2.2%	3,627,861
	NET ASSETS - 100.0%	$164,419,716

CLO - Collateralized Loan Obligation

(a)	Variable rate security; the rate shown represents the rate at November 30, 2018.

(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. On November 30, 2018, these securities amounted to $101,824,017 or 61.9% of net assets.

(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
November 30, 2018

	Leader Short Duration	Leader Total Return	Leader Floating Rate
	Bond Fund	Fund	Fund
ASSETS
Investments in Unaffiliated securities, at cost:	$122,069,014	$25,220,757	$161,058,753
Investments in Affiliated securities, at cost:	49,543	—	—
Investments in Unaffiliated securities, at value:	120,643,004	25,028,676	160,791,855
Investments in Affiliated securities, at value:	49,444	—	—
Cash held at broker	—	1,415	—
Foreign currency (cost $1,290,856, $0 and $0, respectively)	831,134	—	—
Receivable for securities sold	7,397,190	—	8,926,002
Dividends and interest receivable	1,146,226	267,136	687,943
Receivable for Fund shares sold	219,270	45,077	432,150
Prepaid expenses and other assets	85,522	24,980	25,964
TOTAL ASSETS	130,371,790	25,367,284	170,863,914

LIABILITIES
Payable for investments purchased	13,928,799	—	6,000,189
Due to broker	1,204,919	—	—
Payable for Fund shares redeemed	144,926	16,860	280,467
Investment advisory fees payable	51,028	18,550	60,874
Dividends payable	—	—	49,133
Payable to related parties	548	17,893	33,645
Distribution (12b-1) fees payable	34,773	6,636	6,681
Accrued expenses and other liabilities	87,282	27,630	13,209
TOTAL LIABILITIES	15,452,275	87,569	6,444,198
NET ASSETS	$114,919,515	$25,279,715	$164,419,716

Net Assets Consist Of:
Paid in capital	$193,052,764	$58,298,079	$164,715,179
Accumulated Loss	(78,133,249)	(33,018,364)	(295,463)
NET ASSETS	$114,919,515	$25,279,715	$164,419,716

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$48,838,224	$7,602,881	$22,034,896
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	5,467,239	776,525	2,199,486
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.93	$9.79	$10.02
Institutional Class Shares:
Net Assets	$55,330,908	$10,652,242	$142,384,820
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,141,532	1,091,581	14,204,562
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.01	$9.76	$10.02
Class A Shares:
Net Assets	$7,158,362	$6,037,773	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	803,037	618,809	N/A
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$8.91	$9.76	N/A
Offering price per share (net asset value plus maximum sales charge of 1.50%)	$9.05	$9.91	N/A
Class C Shares:
Net Assets	$3,592,021	$986,819	N/A
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	402,397	100,407	N/A
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (1)	$8.93	$9.83	N/A

(1)	Class C shares are subject to a 1.00% CDSC on shares redeemed within the first 12 months of purchase.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended November 30, 2018

	Leader Short Duration	Leader Total Return	Leader Floating
	Bond Fund	Fund	Rate Fund
INVESTMENT INCOME
Interest	$2,325,951	$505,646	$2,103,334
Dividends	41,935	—	—
Dividends from Affiliated Investments	96,448	—	—
Foreign withholding taxes	(10,313)	(3,438)	—
Investments in Affiliated securities, at value:	2,454,021	502,208	2,103,334

EXPENSES
Investment advisory fees	445,667	75,957	362,793
Distribution (12b-1) fees:
Investor Class	129,417	20,593	33,404
Class C	18,775	5,260	—
Class A	17,337	5,300	—
Administrative services fees	47,540	23,344	76,722
Transfer agent fees	37,101	27,574	26,030
Interest expense	85,182	—	—
Accounting services fees	27,251	19,554	17,865
Professional fees	22,058	19,802	19,802
Registration fees	41,614	26,573	19,052
Printing expenses	20,055	7,521	7,521
Dividend expense on securities sold short	28,994	—	—
Trustees’ fees and expenses	7,020	7,020	13,019
Chief compliance officer fees	9,525	5,516	5,516
Custody	8,121	2,006	8,704
Shareholder servicing fees	5,014	2,507	3,506
Insurance expense	3,009	501	49
Other expenses	100	3,501	501
TOTAL EXPENSES	953,780	252,529	594,484

Less: Expense voluntarily waived by the Advisor	(23,329)	—	(152,267)
Less: Expense contractually waived or reimbursed by the Advisor	—	—	(584)
NET EXPENSES	930,451	252,529	441,633

NET INVESTMENT INCOME	1,523,570	249,679	1,661,701

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, PURCHASED OPTIONS, FOREIGN CURRENCY AND SECURITIES SOLD SHORT
Net realized gain (loss) from:
Investments	2,286,925	600,231	(30,409)
Affiliated Investment	(15,122)	—	—
Foreign currency transactions	(31,393)	(10,469)	—
Securities sold short	(268,579)	—	—
Net realized gain (loss)	1,971,831	589,762	(30,409)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,777,846)	(294,998)	(233,571)
Affiliated Investment	(15,144)	—	—
Foreign currency translations	(188,887)	—	—
Securities sold short	163,598	—	—
Net change in unrealized depreciation	(1,818,279)	(294,998)	(233,571)

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS FOREIGN CURRENCY TRANSACTIONS AND SECURITIES SOLD SHORT	153,552	294,764	(263,980)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,677,122	$544,443	$1,397,721

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Leader		Leader		Leader
	Short Duration Bond Fund		Total Return Fund		Floating Rate Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018	November 30, 2018	May 31, 2018	November 30, 2018	May 31, 2018
FROM OPERATIONS
Net Investment income	$1,523,570	$5,557,740	$249,679	$1,122,134	$1,661,701	$777,842
Net realized gain (loss) from investments, purchase options, foreign currency transactions and securities sold short	1,971,831	(1,906,360)	589,762	542,654	(30,409)	3,076
Net change in unrealized depreciation on investments, purchase options, foreign currency translations and securities sold short	(1,818,279)	(291,577)	(294,998)	(717,495)	(233,571)	(34,166)
Net increase in net assets resulting from operations	1,677,122	3,359,803	544,443	947,293	1,397,721	746,752

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	—	(1,867,407)	—	(303,338)		(161,561)
Institutional Class	—	(2,473,385)	—	(433,527)		(624,110)
Class A	—	(207,085)	—	(46,903)	—	—
Class C	—	(96,689)	—	(40,383)	—	—
Total Distributions Paid*:
Investor Class	(556,916)	—	(140,997)	—	(232,967)	—
Institutional Class	(703,718)	—	(168,040)	—	(1,425,851)	—
Class A	(74,672)	—	(36,803)	—	—	—
Class C	(34,253)	—	(17,571)	—	—	—
Net decrease in net assets from distributions to shareholders	(1,369,559)	(4,644,566)	(363,411)	(824,151)	(1,658,818)	(785,671)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	1,987,269	4,440,876	2,737,297	644,656	12,409,304	17,213,304
Institutional Class	5,097,270	8,821,490	3,120,732	1,860,143	127,502,441	66,327,801
Class A	525,619	393,422	5,274,483	60,584	—	—
Class C	118,423	958,591	26,000	146	—	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	455,602	1,515,375	98,882	215,538	139,684	111,591
Institutional Class	648,936	2,218,733	145,745	414,478	1,253,538	562,570
Class A	57,393	153,208	34,294	34,024	—	—
Class C	25,169	75,015	16,962	38,693	—	—
Redemption fee proceeds:
Investor Class	436	—	—	—	—	—
Payments for shares redeemed:
Investor Class	(8,597,370)	(40,259,945)	(3,385,940)	(7,047,816)	(4,098,480)	(5,548,729)
Institutional Class	(9,768,970)	(57,624,423)	(1,529,903)	(15,769,692)	(41,827,409)	(13,346,319)
Class A	(212,823)	(3,738,653)	(251,399)	(3,443,605)	—	—
Class C	(471,402)	(3,017,402)	(319,400)	(1,125,237)	—	—
Net increase (decrease) in net assets from shares of beneficial interest	(10,134,448)	(86,063,713)	5,967,753	(24,118,088)	95,379,078	65,320,218

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,826,885)	(87,348,476)	6,148,785	(23,994,946)	95,117,981	65,281,299

NET ASSETS
Beginning of Year/Period	124,746,400	212,094,876	19,130,930	43,125,876	69,301,735	4,020,436
End of Year/Period **	$114,919,515	$124,746,400	$25,279,715	$19,130,930	$164,419,716	$69,301,735

*	Distributions from net investment income and net realized capital gains are combined for the six months ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended May 31, 2018 have not been reclassified to conform to the current year

**	Net Assets- End of Year includes distributions in excess of net investment income of $1,093,298 for Leader Short Duration, $311,296 for Leader Total Return and $416 for Leader Floating Rate as of May 31, 2018.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) (Continued)

	Leader		Leader		Leader Floating
	Short Duration Bond Fund		Total Return Fund		Rate Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2018	May 31, 2018	November 30, 2018	May 31, 2018	November 30, 2018	May 31, 2018
SHARE ACTIVITY
Investor Class:
Shares Sold	222,190	498,285	281,138	67,160	1,237,127	1,713,138
Shares Reinvested	50,989	169,906	10,150	22,421	13,930	11,110
Shares Redeemed	(962,646)	(4,509,216)	(347,887)	(735,926)	(408,560)	(552,578)
Net increase (decrease) in shares of beneficial interest outstanding	(689,467)	(3,841,025)	(56,599)	(646,345)	842,497	1,171,670

Institutional Class:
Shares Sold	565,732	978,682	320,980	194,700	12,701,545	6,600,443
Shares Reinvested	72,064	246,810	15,014	43,320	124,927	55,984
Shares Redeemed	(1,084,547)	(6,396,877)	(157,820)	(1,656,681)	(4,166,294)	(1,327,826)
Net increase (decrease) in shares of beneficial interest outstanding	(446,751)	(5,171,385)	178,174	(1,418,661)	8,660,178	5,328,601

Class A :
Shares Sold	58,974	44,396	542,752	6,317	N/A	N/A
Shares Reinvested	6,436	17,206	3,529	3,547	N/A	N/A
Shares Redeemed	(23,896)	(418,791)	(25,894)	(359,207)	N/A	N/A
Net increase (decrease) in shares of beneficial interest outstanding	41,514	(357,189)	520,387	(349,343)	N/A	N/A

Class C :
Shares Sold	13,267	107,944	2,653	15	N/A	N/A
Shares Reinvested	2,818	8,399	1,734	4,001	N/A	N/A
Shares Redeemed	(52,765)	(337,614)	(32,674)	(116,992)	N/A	N/A
Net decrease in shares of beneficial interest outstanding	(36,680)	(221,271)	(28,287)	(112,976)	N/A	N/A

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017		2016	2015	2014
	(Unaudited)
Net asset value, beginning of year/period	$8.91		$8.98		$9.05		$9.79	$10.10	$9.87
From investment operations:
Net investment income (1)	0.10		0.29		0.20		0.19	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.02		(0.11)		(0.08)		(0.74)	(0.23)	0.26
Total from investment operations	0.12		0.18		0.12		(0.55)	0.01	0.51
Less distributions from:
Net investment income	(0.10)		(0.25)		(0.17)		(0.15)	(0.24)	(0.28)
Net realized gains	—		—		—		—	(0.08)	—
Return of capital	—		—		(0.02)		(0.04)	—	—
Total distributions	(0.10)		(0.25)		(0.19)		(0.19)	(0.32)	(0.28)
Net asset value, end of year/period	$8.93		$8.91		$8.98		$9.05	$9.79	$10.10
Total return (2)	1.39	% (6,7)	1.99	% (6)	1.34	% (3)	(5.60)%	0.11%	5.27%
Net assets, end of year (000s)	$48,838		$54,874		$89,743		$193,008	$335,258	$437,626
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.84	% (8)	1.65%		1.54%		1.41%	1.43%	1.44%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.79	% (8)	1.62%		1.54%		1.41%	1.43%	1.44%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	1.60	% (8)	1.54%		1.48%		1.41%	1.43%	1.44%
Ratio of net investment income to average net assets (4,5)	2.29	% (8)	3.23%		2.16%		2.08%	2.38%	2.48%
Portfolio Turnover Rate	204.83	% (7)	325.30%		143.80%		106.98%	71.38%	85.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions.

(3)	Total Return would have been 1.22% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017		2016	2015	2014
	(Unaudited)
Net asset value, beginning of year/period	$8.98		$9.05		$9.12		$9.86	$10.17	$9.95
From investment operations:
Net investment income (1)	0.13		0.33		0.24		0.25	0.29	0.30
Net realized and unrealized gain (loss) on investments	0.01		(0.10)		(0.08)		(0.75)	(0.23)	0.26
Total from investment operations	0.14		0.23		0.16		(0.50)	0.06	0.56
Less distributions from:
Net investment income	(0.11)		(0.30)		(0.21)		(0.18)	(0.29)	(0.34)
Net realized gains	—		—		—		—	(0.08)	—
Return of capital	—		—		(0.02)		(0.06)	—	—
Total distributions	(0.11)		(0.30)		(0.23)		(0.24)	(0.37)	(0.34)
Net asset value, end of year/period	$9.01		$8.98		$9.05		$9.12	$9.86	$10.17
Total return (2)	1.65	% (6,7)	2.54	% (6)	1.79	% (3)	(5.08)%	0.62%	5.75%
Net assets, end of year (000s)	$55,331		$59,181		$106,392		$245,710	$504,366	$580,621
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.34	% (8)	1.15%		1.04%		0.91%	0.93%	0.94%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.29	% (8)	1.12%		1.04%		0.91%	0.93%	0.94%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	1.10	% (8)	1.04%		0.99%		0.91%	0.93%	0.94%
Ratio of net investment income to average net assets (4,5)	2.88	% (8)	3.71%		2.65%		2.68%	2.89%	2.97%
Portfolio Turnover Rate	204.83	% (7)	325.30%		143.80%		106.98%	71.38%	85.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 1.66% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class A
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017		2016	2015	2014
	(Unaudited)
Net asset value, beginning of year/period	$8.90		$8.96		$9.04		$9.77	$10.08	$9.86
From investment operations:
Net investment income (1)	0.11		0.29		0.20		0.20	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.00	(9)	(0.10)		(0.09)		(0.74)	(0.22)	0.27
Total from investment operations	0.11		0.19		0.11		(0.54)	0.01	0.51
Less distributions from:
Net investment income	(0.10)		(0.25)		(0.17)		(0.15)	(0.24)	(0.29)
Net realized gains	—		—		—		—	(0.08)	—
Return of capital	—		—		(0.02)		(0.04)	—	—
Total distributions	(0.10)		(0.25)		(0.19)		(0.19)	(0.32)	(0.29)
Net asset value, end of year/period	$8.91		$8.90		$8.96		$9.04	$9.77	$10.08
Total return (2)	1.29	% (6,7)	2.11	% (6)	1.21	% (3)	(5.52)%	0.10%	5.27%
Net assets, end of year (000s)	$7,158		$6,776		$10,026		$23,619	$46,008	$57,036
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	1.84	% (8)	1.64%		1.54%		1.41%	1.43%	1.44%
Ratio of net expenses to average net assets including dividend and interest expense (4)	1.79	% (8)	1.61%		1.54%		1.41%	1.43%	1.44%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	1.60	% (8)	1.55%		1.48%		1.41%	1.43%	1.44%
Ratio of net investment income to average net assets (4,5)	2.43	% (8)	3.21%		2.16%		2.11%	2.38%	2.43%
Portfolio Turnover Rate	204.83	% (7)	325.30%		143.80%		106.98%	71.38%	85.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(3)	Total Return would have been 1.04% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

(9)	Less than $0.01 per share.

See accompanying notes to financial statements.

Leader Short Duration Bond Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class C
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017		2016	2015	2014
	(Unaudited)
Net asset value, beginning of year/period	$8.92		$8.99		$9.07		$9.81	$10.12	$9.89
From investment operations:
Net investment income (1)	0.09		0.24		0.15		0.15	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.00	(9)	(0.10)		(0.07)		(0.74)	(0.23)	0.26
Total from investment operations	0.09		0.14		0.08		(0.59)	(0.04)	0.46
Less distributions from:
Net investment income	(0.08)		(0.21)		(0.15)		(0.13)	(0.19)	(0.23)
Net realized gains	—		—		—		—	(0.08)	—
Return of capital	—		—		(0.01)		(0.02)	—	—
Total distributions	(0.08)		(0.21)		(0.16)		(0.15)	(0.27)	(0.23)
Net asset value, end of year/period	$8.93		$8.92		$8.99		$9.07	$9.81	$10.12
Total return (2)	1.04	% (6,7)	1.56	% (6)	0.84	% (3)	(6.07)%	(0.39)%	4.70%
Net assets, end of year (000s)	$3,592		$3,915		$5,934		$12,488	$20,337	$15,951
Ratio of gross expenses to average net assets including dividend and interest expense, excluding waiver (4)	2.34	% (8)	2.15%		2.04%		1.91%	1.93%	1.94%
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.29	% (8)	2.11%		2.04%		1.91%	1.93%	1.94%
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.10	% (8)	2.05%		1.98%		1.91%	1.93%	1.94%
Ratio of net investment income to average net assets (4,5)	1.93	% (8)	2.66%		1.66%		1.56%	1.92%	1.96%
Portfolio Turnover Rate	204.83	% (7)	325.30%		143.80%		106.98%	71.38%	85.13%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	Total Return would have been 0.71% if the reimbursement of trade errors had not been made by the Advisor.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

(9)	Less than $0.01 per share.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Investor Class
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017	2016	2015		2014
	(Unaudited)
Net asset value, beginning of year/period	$9.71		$9.60		$9.35	$10.74	$11.36		$10.89
From investment operations:
Net investment income (1)	0.12		0.36		0.27	0.40	0.42		0.35
Net realized and unrealized gain (loss) on investments	0.13		0.03	(2)	0.24	(1.37)	(0.46)		0.60
Total from investment operations	0.25		0.39		0.51	(0.97)	(0.04)		0.95
Paid-in-capital from redemption fees	—		—		—	—	—		0.01
Less distributions from:
Net investment income	(0.17)		(0.28)		(0.22)	(0.28)	(0.42)		(0.37)
Net realized gains	—		—		—	—	(0.16)		(0.12)
Return of capital	—		—		(0.04)	(0.14)	—		—
Total distributions	(0.17)		(0.28)		(0.26)	(0.42)	(0.58)		(0.49)
Net asset value, end of year/period	$9.79		$9.71		$9.60	$9.35	$10.74		$11.36
Total return (3)	2.63	% (7,9)	4.08	% (7)	5.57%	(9.04)%	(0.30)%		9.08%
Net assets, end of year (000s)	$7,603		$8,091		$14,209	$20,087	$80,582		$83,688
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.70	% (8)	2.28%		1.81%	1.54%	1.55	% (6)	1.84	% (6)
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.70	% (8)	2.20%		1.77%	1.54%	1.52	% (6)	1.69	% (6)
Ratio of net investment income to average net assets (4,5)	2.54	% (8)	3.78%		2.88%	4.00%	3.81	% (6)	3.19	% (6)
Portfolio Turnover Rate	104.02	% (9)	535.81%		175.53%	208.59%	173.78%		93.44%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Institutional Class
	Ended November
	30,		Year Ended May 31,
	2018		2018		2017	2016	2015		2014
	(Unaudited)
Net asset value, beginning of year/period	$9.67		$9.56		$9.30	$10.69	$11.31		$10.85
From investment operations:
Net investment income (1)	0.14		0.39		0.33	0.48	0.47		0.41
Net realized and unrealized gain (loss) on investments	0.14		0.04	(2)	0.24	(1.40)	(0.46)		0.59
Total from investment operations	0.28		0.43		0.57	(0.92)	0.01		1.00
Paid-in-capital from redemption fees	—		—		—	—	—		0.01
Less distributions from:
Net investment income	(0.19)		(0.32)		(0.26)	(0.31)	(0.47)		(0.43)
Net realized gains	—		—		—	—	(0.16)		(0.12)
Return of capital	—		—		(0.05)	(0.16)	—		—
Total distributions	(0.19)		(0.32)		(0.31)	(0.47)	(0.63)		(0.55)
Net asset value, end of year/period	$9.76		$9.67		$9.56	$9.30	$10.69		$11.31
Total return (3)	2.86	% (7,9)	4.56	% (7)	6.22%	(8.64)%	0.18%		9.63%
Net assets, end of year (000s)	$10,652		$8,831		$22,291	$42,043	$141,065		$111,952
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.20	% (8)	1.78%		1.31%	1.04%	1.05	% (6)	1.34	% (6)
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.20	% (8)	1.70%		1.27%	1.04%	1.02	% (6)	1.19	% (6)
Ratio of net investment income to average net assets (4,5)	2.88	% (8)	4.07%		3.47%	4.80%	4.35	% (6)	3.72	% (6)
Portfolio Turnover Rate	104.02	% (9)	535.81%		175.53%	208.59%	173.78%		93.44%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost as an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class A
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017	2016	2015		2014
	(Unaudited)
Net asset value, beginning of year/period	$9.68		$9.59		$9.33	$10.72	$11.34		$10.88

From investment operations:
Net investment income (1)	0.06		0.33		0.28	0.44	0.42		0.36
Net realized and unrealized gain (loss) on investments	0.20		0.04	(2)	0.24	(1.41)	(0.46)		0.58
Total from investment operations	0.26		0.37		0.52	(0.97)	(0.04)		0.94
Paid-in-capital from redemption fees	—		—		—	—	—		0.01
Less distributions from:
Net investment income	(0.18)		(0.28)		(0.22)	(0.28)	(0.42)		(0.37)
Net realized gains	—		—		—	—	(0.16)		(0.12)
Return of capital	—		—		(0.04)	(0.14)	—		—
Total distributions	(0.18)		(0.28)		(0.26)	(0.42)	(0.58)		(0.49)
Net asset value, end of year/period	$9.76		$9.68		$9.59	$9.33	$10.72		$11.34
Total return (3)	2.63	% (7,9)	3.89	% (7)	5.69%	(9.06)%	(0.31)%		9.06%
Net assets, end of year (000s)	$6,038		$952		$4,292	$10,027	$39,175		$27,467
Ratio of net expenses to average net assets including dividend and interest expense (4)	2.70	% (8)	2.28%		1.81%	1.54%	1.55	% (6)	1.84	% (6)
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	2.70	% (8)	2.20%		1.77%	1.54%	1.52	% (6)	1.69	% (6)
Ratio of net investment income to average net assets (4,5)	1.21	% (8)	3.40%		2.94%	4.44%	3.86	% (6)	3.22	% (6)
Portfolio Turnover Rate	104.02	% (9)	535.81%		175.53%	208.59%	173.78%		93.44%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Realized and unrealized gain/loss per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any. Class A total return does not reflect the applicable sales load.

(4)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(5)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(6)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Not Annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented.

	Class C
	Six Months Ended
	November 30,		Year Ended May 31,
	2018		2018		2017	2016	2015		2014
	(Unaudited)
Net asset value, beginning of year/period	$9.76		$9.66		$9.40	$10.81	$11.43		$10.96
From investment operations:
Net investment income (1)	0.05		0.31		0.24	0.39	0.37		0.30
Net realized and unrealized gain (loss) on investments	0.18		0.02	(2)	0.24	(1.42)	(0.46)		0.60
Total from investment operations	0.23		0.33		0.48	(1.03)	(0.09)		0.90
Paid-in-capital from redemption fees	—		—		—	—	—		0.01
Less distributions from:
Net investment income	(0.16)		(0.23)		(0.19)	(0.25)	(0.37)		(0.32)
Net realized gains	—		—		—	—	(0.16)		(0.12)
Return of capital	—		—		(0.03)	(0.13)	—		—
Total distributions	(0.16)		(0.23)		(0.22)	(0.38)	(0.53)		(0.44)
Net asset value, end of year/period	$9.83		$9.76		$9.66	$9.40	$10.81		$11.43
Total return (3)	2.35	% (6,8)	3.50	% (6)	5.16%	(9.60)%	(0.77)%		8.55%
Net assets, end of year (000s)	$987		$1,256		$2,334	$5,712	$13,021		$8,914
Ratio of net expenses to average net assets including dividend and interest expense (4)	3.20	% (7)	2.78%		2.31%	2.04%	2.05	% (5)	2.34	% (5)
Ratio of net expenses to average net assets: excluding dividends and interest expense (4)	3.20	% (7)	2.70%		2.27%	2.04%	2.02	% (5)	2.19	% (5)
Ratio of net investment income to average net assets (4,5)	0.96	% (7)	3.24%		2.47%	3.90%	3.36	% (5)	2.73	% (5)
Portfolio Turnover Rate	104.02	% (8)	535.81%		175.53%	208.59%	173.78%		93.44%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year or period.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Leader Floating Rate Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class

	Six Months Ended		Year Ended May		Period Ended May
	November 30,		31,		31,
	2018		2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.04		$10.02		$10.00
From investment operations:
Net investment income (2)	0.13		0.23		0.06
Net realized and unrealized gain on investments	(0.02)		0.02	(3)	0.01
Total from investment operations	0.11		0.25		0.07
Less distributions from:
Net investment income	(0.13)		(0.23)		(0.05)
Total distributions	(0.13)		(0.23)		(0.05)
Net asset value, end of year/period	$10.02		$10.04		$10.02
Total return (4)	1.11	% (5)	2.55	% (6)	0.68	% (5,6)
Net assets, end of year/period (000s)	$22,035		$13,622		$1,857
Ratio of total expenses to average net assets before waiver/reimbursed	1.39	% (7)	1.84%		8.56	% (7)
Ratio of net expenses to average net assets	1.10	% (7)	1.03%		1.03	% (7)
Ratio of net investment income to average net assets	2.65	% (7)	2.32%		1.54	% (7)
Portfolio Turnover Rate	92.00	% (5)	128.78%		43.77	% (5)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized.

See accompanying notes to financial statements.

Leader Floating Rate Fund
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class

	Six Months Ended		Year Ended May		Period Ended
	November 30,		31,		May 31,
	2018		2018		2017 (1)
	(Unaudited)
Net asset value, beginning of year/period	$10.04		$10.03		$10.00
From investment operations:
Net investment income (2)	0.15		0.27		0.08
Net realized and unrealized gain on investments	(0.02)		0.01	(3)	0.01
Total from investment operations	0.13		0.28		0.09
Less distributions from:
Net investment income	(0.15)		(0.27)		(0.06)
Total distributions	(0.15)		(0.27)		(0.06)
Net asset value, end of year/period	$10.02		$10.04		$10.03
Total return (4)	1.31	% (5)	2.84	% (6)	0.94	% (5,6)
Net assets, end of year/period (000s)	$142,385		$55,680		$2,163
Ratio of total expenses to average net assets before waiver/reimbursed	1.00	% (7)	1.42%		11.08	% (7)
Ratio of net expenses to average net assets	0.73	% (7)	0.65%		0.65	% (7)
Ratio of net investment income to average net assets	3.02	% (7)	2.71%		2.01	% (7)
Portfolio Turnover Rate	92.00	% (5)	128.78%		43.77	% (5)

(1)	The Fund commenced operations on December 30, 2016.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Realized and unrealized losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to the share transactions for the period.

(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principals generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Annualized.

See accompanying notes to financial statements.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
November 30, 2018

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short Duration Bond Fund (“Short Duration Bond”), Leader Total Return Fund (“Total Return”) and the Leader Floating Rate Fund (“Floating Rate”) (each a “Fund ” and collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short Duration Bond is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return is to seek income and capital appreciation to produce a high total return. The primary investment objective of Floating Rate is to deliver a high level of current income, with a secondary objective of capital appreciation. Short Duration Bond, Total Return and Floating Rate commenced operations on July 14, 2005, July 30, 2010 and December 30, 2016, respectively. Effective April 19, 2018, Leader Short Duration Bond Fund changed its name from Leader Short-Term Bond Fund.

Short Duration Bond and Total Return each currently offer four classes of shares: Investor Class, Institutional Class, Class A and Class C shares. Short Duration Bond and Total Return Class A shares commenced operations on March 21, 2012, Class C shares commenced operations on August 8, 2012 and Institutional Class shares commenced operations on October 31, 2008. Floating Rate currently offers two classes of shares, Investor Class and Institutional Class. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 1.50%. Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within the first 12 months of purchase. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (ASU) 2013-08.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type and in some cases are valued at the present value of future cash flows based on the prevailing market rates. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Bank loans are generally valued using recently executed transactions, market price quotations (where observable) and market observable credit default swap levels. Fair value is based on the average of one or more broker quotes received. Investments in open-end investment companies are valued at net asset value. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair market value.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets,

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018 for each Fund’s assets and liabilities measured at fair value:

Short Duration Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$52,875,803	$—	$52,875,803
U.S. Government & Agency Obligations	—	61,175,516	—	61,175,516
Preferred Stocks	—	1,068,750	—	1,068,750
Open End Mutual Fund	49,444	—	—	49,444
Short-Term Investments	5,522,935	—	—	5,522,935
Total Investments	$5,572,379	$115,120,069	$—	$120,692,448

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$—	$2,605,409	$—	$2,605,409
U.S. Government & Agency Obligations	—	19,080,036	—	19,080,036
Short - Term Investments	3,343,231	—	—	3,343,231
Total Investments	$3,343,231	$21,685,445	$—	$25,028,676

Floating Rate

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Asset Backed Securities	$—	$101,824,017	$—	$101,824,017
U.S. Government & Agency	—	39,231,407	—	39,231,407
Short - Term Investment	19,736,431	—	—	19,736,431
Total Investments	$19,736,431	$141,055,424	$—	$160,791,855

*	Refer to the Portfolio of Investments for industry classification.

There were no Level 3 securities held during the period.

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Foreign Currency

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held. To the extent that a Fund has direct foreign currency holdings, the Fund may have difficulties in converting such foreign

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

currency holdings into U.S. dollars depending on the specific foreign market, any foreign exchange restrictions and foreign regulations governing currency exchanges. In certain circumstances, the Fund may not be able to exchange a part or the entirety of a foreign currency holding which may cause a loss in value for the Fund. As of November 30, 2018 Leader Short Duration held 102,371,369 Icelandic Krona valued at $831,409.

(d)	Options

Short Duration Bond and Total Return may hold put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Funds’ agent in acquiring the options).

When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

(e)	Short Sales

The Funds may short equity stocks of issuers in which the Fund owns a position in same issuer’s debt securities. A short sale is a transaction in which a Fund sells securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, a Fund must arrange through a broker to borrow the securities and, in so doing, a Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. A Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which a Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest a Fund is required to pay in connection with a short sale.

(f)	Collateralized Loan Obligations

The Funds invest a significant amount of its assets in collateralized loan obligations (“CLOs”). CLOs are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Funds invest. The tranches in a CLO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. The CLOs in which the Funds may invest may incur, or may have already incurred, debt that is senior to the Funds investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs in which the Funds invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs, and in turn the Funds, to the risk of significant loss if there is a downturn in a particular industry in which the CLO is concentrated.

Investments in CLOS may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

(g)	Interest Only Securities

Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.

(h)	Distributions to Shareholders

Dividends from net investment income are paid monthly for Short Duration Bond and Total Return and accrued daily and paid monthly for Floating Rate. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

(i)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (May 31, 2016 - May 31, 2018) for Short Duration Bond and Total Return and May 31, 2017 - May 31, 2018 for the Floating Rate, or expected to be taken in each Fund’s May 31, 2019 tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Nebraska, and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(k)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

(3)	Investment Transactions

For the six months ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short Duration Bond	$209,681,485	$193,913,448	$20,874,609	$24,893,594
Total Return	25,291,127	18,091,614	2,967,578	2,474,688
Floating Rate	131,421,367	93,845,186	—	—

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at November 30, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Short Duration Bond	$122,255,922	$660,438	$(2,223,912)	$(1,563,474)
Total Return	25,220,757	223,852	(415,933)	(192,081)
Floating Rate	163,053,107	24,871	(295,876)	(271,005)

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an investment advisory agreement between the Advisor and the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of Total Return’s average daily net assets; (ii) 0.75% of Short Duration Bond’s average daily net assets up to and including $1.25 billion; or (iii) 0.70% of Short Duration Bond’s average daily net assets over $1.25 billion;(iv) 0.65% of Floating Rates average daily net assets. For the six months ended November 30, 2018, Short Duration Bond, Total Return and Floating Rate accrued $445,667, $75,957 and $362,793 in advisory fees, respectively.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of Floating Rate (the “Waiver Agreement), to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, 12b-1 Fees, acquired fund fees and expenses; fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses such as litigation expenses) do not exceed 1.00% of the daily average net assets attributable to each share class through November 17, 2019. In addition the Advisor has voluntarily agreed to waive its fee with regard to the Floating Rate Fund and reimburse that Funds expenses so that the total annual operating expenses for the Fund do not exceed 0.75% of the average daily net assets, prior to July 22, 2018 the Advisor was voluntarily waiving 0.65%. The Advisor has agreed to waive its advisory fee on the portion of Short Duration Bonds assets invested in Floating Rate. For the six months ended November 30, 2018 the Advisor waived $23,329. The voluntary waiver can be terminated at any time.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. Cumulative expenses subject to the aforementioned conditions for the Floating Rate Fund will expire in the following years:

Expires:	May 31, 2020	May 31, 2021
Reimbursed:	$82,328	$127,076

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

Ceros Financial Services, Inc. (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class, Institutional Class, Class A and Class C shares. For the six months ended November 30, 2018 the Distributor received $5,686 and $1,082 in underwriting commissions for sales of Class A and Class C shares of Short Duration Bond of which $0 was retained by the principal underwriter for Class C. $45 and $260 for Class A and Class C Shares of Total Return of which $0 was retained by the principal underwriter.

In addition, certain affiliates of GFS provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by Short Duration Bond and Total Return at an annual rate of 0.50% of its average daily net assets for Investor Class and Class A shares and 1.00% for Class C shares and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. The Plans provide that a monthly service and distribution fee is calculated by Floating Rate at an annual rate of 0.38% of its average daily net assets for Investor Class. The Institutional Shares do not participate in a Plan. For the six months ended November 30, 2018 Short Duration Bond, Total Return and Floating Rate incurred $165,529, $31,153 and $33,404, respectively in fees, pursuant to the Plans.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the years/periods ended May 31, 2018 and May 31, 2017 was as follows:

For the period ended May 31, 2018:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Short Duration Bond	$4,644,566	$—	$—	$4,644,566
Total Return	824,151	—	—	824,151
Floating Rate	785,671	—	—	785,671

For the period ended May 31, 2017:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Short Duration Bond	$7,117,076	$—	$422,936	$7,540,012
Total Return	1,629,925	—	213,213	1,843,138
Floating Rate	13,740	—	—	13,740

As of May 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Short Duration Bond	$1,418,709	$—	$(1,983,973)	$(77,576,597)	$(184,429)	$(114,522)	$(78,440,812)
Total Return	426,342	—	(370,932)	(33,313,476)	(20,879)	79,549	(33,199,396)
Floating Rate	40,614		—	—	(37,545)	(37,435)	(34,366)

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

The difference between book basis and tax basis undistributed net investment income (loss), unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, dividends payable, and tax adjustments for perpetual bonds, straddles and constructive sales of securities held short and mark-to-market on open passive foreign investment companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable, the tax deferral of losses on straddles and adjustments for constructive sales of securities held short. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(270,835) for the Short Duration Bond.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses
Short Duration Bond	$1,983,973
Total Return	370,932
Floating Rate	—

At May 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
Short Duration Bond	$35,698,266	$41,878,331	$77,576,597	$—
Total Return	21,262,549	12,050,927	33,313,476	471,750
Floating Rate	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax treatment of foreign currency gains/(losses), adjustments for passive foreign investment companies, paydowns, real estate investment trusts, capitalization in lieu of dividend payments, and the reclass of Fund distributions, resulted in reclassification for the tax year ended May 31, 2018 for the Funds as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Short Duration Bond	$712	$152,886	$(153,598)
Total Return	—	13,313	(13,313)
Floating Rate	—	4,942	(4,942)

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes 95% of par value accurately reflects the market value of the ARPS held by the Short Duration Bond as of November 30, 2018, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2018 the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Advisor believes that 95% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities. As of November 30, 2018 the Short Duration Bond held $1,068,750 or 1.0% of its net assets in ARPS.

Leader Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
November 30, 2018

(9)	Affiliated Investments

Investments which were affiliates of the Funds as of November 30, 2018 are noted in the Portfolios of Investments. A summary of the investment in the affiliated investment; Floating Rate, which is managed by the Advisor, is detailed below:

					Shares at			Value at	Unrealized
Fund	Affiliated Holding	Value at 5/31/18	Purchases	Sales	11/30/18	Income	Realized Loss	11/30/18	Loss
Short Duration Bond	Floating Rate	9,650,838	$122,096	$(9,723,415)	4,935	$96,448	$(15,122)	$49,444	$(99)

(10)	New Accounting Pronouncements

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements

(11)	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On December 28, 2018, Short Duration paid $0.0262, $0.0300, $0.0262 and $0.0224 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On December 28, 2018, Total Return paid $0.0128, $0.0091, $0.0090 and $0.0043 per share in net investment income from the Investor Class, Institutional Class, Class A and Class C, respectively.

On December 31, 2018, Floating Rate paid $0.0186 and $0.0155 per share in net investment income from the Investor Class and Institutional Class, respectively.

Leader Funds
EXPENSE EXAMPLES (Unaudited)
November 30, 2018

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Short Duration Bond, Total Return and Floating Rate and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses Paid	Account	Expenses Paid
	Expense	Value	Value	During Period *	Value	During Period *
	Ratio	6/1/2018	11/30/2018	6/1/18-11/30/18	6/1/2018	6/1/18-11/30/18
Investor Class:
Leader Short Duration Bond Fund	1.60%	$1,000.00	$1,016.60	$8.09	$1,017.05	$8.09
Leader Total Return Fund	2.70%	$1,000.00	$1,026.30	$13.71	$1,011.53	$13.62
Leader Floating Rate Fund	1.10%	$1,000.00	$1,011.10	$5.55	$1,019.55	$5.57
Institutional Class:
Leader Short Duration Bond Fund	1.10%	$1,000.00	$1,018.40	$5.57	$1,019.55	$5.57
Leader Total Return Fund	2.20%	$1,000.00	$1,028.60	$11.19	$1,014.04	$11.11
Leader Floating Rate Fund	0.73%	$1,000.00	$1,013.10	$3.68	$1,021.41	$3.70
Class A:
Leader Short Duration Bond Fund	1.60%	$1,000.00	$1,016.50	$8.09	$1,017.05	$8.09
Leader Total Return Fund	2.70%	$1,000.00	$1,026.30	$13.71	$1,011.53	$13.62
Class C:
Leader Short Duration Bond Fund	2.10%	$1,000.00	$1,013.80	$10.60	$1,014.54	$10.61
Leader Total Return Fund	3.20%	$1,000.00	$1,023.50	$16.23	$1,009.02	$16.12

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164.

INVESTMENT ADVISOR
Leader Capital Corp.
919 NE 19th Ave., Suite 200
Portland, OR 97232

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Ceros Financial Services, Inc.
1445 Research Blvd., Suite 530
Rockville, MD 20850

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/31/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 1/31/2019

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer/Principal Financial Officer

Date 1/31/2019